FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedging instruments of net foreign investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Advance payment of bonds	$ 1,320,327
New issuances of bonds	529,205
Net assets in foreign operations covered
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Advance payment of bonds	$ 1,036,695